Lincoln Life & Annuity
Company of New York
Mary Jo Ardington
Associate General Counsel
Lincoln Life & Annuity Company of New York
100 Madison Street, 18th Floor
Syracuse, NY 13202

Phone: 260-455-3917
Fax: 260-455-5135
MaryJo.Ardington@LFG.com

November 14, 2011

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, DC 20549

Re:       Lincoln New York Account N for Variable Annuities
ChoicePlus II Advance, ChoicePlus Assurance (L Share)
(File Nos. 811-09763; 333-141759)

Ladies and Gentlemen:

On behalf of Lincoln Life & Annuity Company of New York (the “Company”) and Lincoln New York Account N for Variable Annuities (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of prospectus, including supplements, for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from that contained in the most recent post-effective amendment filed electronically on November 10, 2011.

Sincerely,

Mary Jo Ardington
Associate General Counsel